INVESTMENTS - Investment Types (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Interests in Other Entities [Abstract]
Investments in publicly-traded companies	CAD 1,465	CAD 1,047
Investments in Private companies	167	169
Investments, available-for-sale	1,632	1,216
Investments, associates and joint ventures	929	958
Total investments	CAD 2,561	CAD 2,174